ACCUMULATED DEFICIT (Narrative) (Details) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Retained Earnings Adjustments [Line Items]
PRC Subsidiary and VIEs restricted amount	$ 73,187	¥ 474,093
Variable Interest Entity, Primary Beneficiary [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
E-Sun Sky Computer [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%